Subsequent Events - Additional Information (Details) ฿ in Millions						1 Months Ended
	Feb. 20, 2024 USD ($) shares	Feb. 10, 2024 USD ($)	Jan. 12, 2024 USD ($)	Aug. 02, 2023 USD ($)	Apr. 14, 2023 USD ($)	Feb. 29, 2024 USD ($)	Jan. 12, 2024 THB (฿)	Jan. 10, 2024 shares	Sep. 30, 2023 USD ($) shares	Aug. 02, 2023 THB (฿)	Apr. 26, 2023 shares	Sep. 30, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Shares issued | shares									3,741,424		6,567,814
Borrowings									$ 4,736,583			$ 47,361
Promissory Notes
Disclosure of non-adjusting events after reporting period [line items]
Borrowings				$ 570,000	$ 1,000,000				$ 548,222	฿ 20.0
Repayment period				2024-08	2025-04
Interest rate				9.00%	15.00%					9.00%
Events After Reporting Period | Zapp Scooters Thailand Company Limited | Promissory Notes
Disclosure of non-adjusting events after reporting period [line items]
Borrowings			$ 287,000				฿ 10.0
Repayment period			2026-01
Interest rate			15.00%				15.00%
Events After Reporting Period | Ordinary Shares
Disclosure of non-adjusting events after reporting period [line items]
Shares issued | shares	1,900,000
Proceeds from issuance of ordinary shares	$ 550,000
Events After Reporting Period | Ordinary Shares | Yorkville Advisors Global LP
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuance of ordinary shares						$ 600,000
Events After Reporting Period | Ordinary Shares | Yorkville Advisors Global LP | Top of Range
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuance of ordinary shares		$ 10,000,000
Events After Reporting Period | Ordinary Shares | Swin Chatsuwan
Disclosure of non-adjusting events after reporting period [line items]
Shares issued | shares								1,995,857